                                                    May 1, 2000 Supplement to
                                               Prospectuses Dated May 1, 2000


                    Gold Track Select  (New York Only)

The following information supplements the Prospectus for The Travelers Fund QP for Variable Annuities. Keep this supplement with the Gold Track Select Prospectus for future reference.

Additional funding options are available under the Gold Track Select Contract in the state of New York. They are listed below, along with their investment objectives and investment advisers. For additional information regarding each funding option, please refer to the applicable prospectus which must accompany the Gold Track Select prospectus.

--------------------------------------------------------------------------------
Investment Options          Investment Objective            Investment
                                                            Adviser/Subadviser
--------------------------------------------------------------------------------
Dreyfus Stock Index         Seeks investment results        Mellon Equity
Fund                        that correspond to the price    Associates
                            and yield performance of
                            publicly traded common
                            stocks in the aggregate
--------------------------------------------------------------------------------
Franklin Templeton
Variable Insurance
Products Trust:
--------------------------------------------------------------------------------
  Templeton Global Income   Seeks high current income       Franklin Advisers,
  Securities Fund*                                          Inc. Subadviser:
                                                            Templeton Investment
                                                            Counsel, Inc.
--------------------------------------------------------------------------------
  Templeton Growth          Seeks capital growth            Templeton Global
  Securities Fund*                                          Advisors, Limited
--------------------------------------------------------------------------------
  Templeton Asset           Seeks high level of total       Templeton Investment
  Strategy Fund**           return with reduced risk        Counsel, Inc.
                            over the long term
--------------------------------------------------------------------------------
Variable Insurance
Products Fund:
--------------------------------------------------------------------------------
  High Income Portfolio*-   Seeks high level of current     Fidelity Management
  Initial Class             income by investing primarily   & Research Company
                            in high-yielding (i.e., high
                            risk), lower-rated, fixed-
                            income securities, while
                            also considering growth
                            of capital
--------------------------------------------------------------------------------
  Equity-Income             Seeks reasonable income by      Fidelity Management
  Portfoio*-Initial Class   investing primarily in          & Research Company
                            income-producing equity
                            securities
--------------------------------------------------------------------------------
  Growth Portfoio-          Seeks capital appreciation      Fidelity Management
  Initial Class                                             & Research Company
--------------------------------------------------------------------------------
Variable Insurance
Products Fund II:
--------------------------------------------------------------------------------
  Asset Manager             Seeks high total return         Fidelity Management
  Portfolio**-Initial       with reduced risk over the      & Research Company
  Class                     long run
--------------------------------------------------------------------------------

The Funding Options marked with an asterisk (*) are considered Competing Funds, and may be subject to transfer restrictions. Those marked with two astericks (**) are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. Please refer to the contract for transfer restrictions.

Fee Table Information
(based on information as of 12/31/99):

                                                                   Total
                         Management Fee     Other Expenses     Annual Operating
                         (after expense     (after expense        Expenses
                          reimbursement)     reimbursment)     (after expense
                                                                reimbursement)

Dreyus Stock Index           0.25%              0.01%               0.26%
 Fund

Templeton Global Income      0.60%              0.05%               0.65%
 Securities Fund
  (Class 1)

Templeton Growth             0.83%              0.05%               0.88%
 Securities Fund
  (Class 1)

Templeton Asset              0.60%              0.18%               0.78%
Strategy Fund
 (Class 1)

High Income Portfolio        0.58%              0.11%               0.69%

Equity-Income Portfoio       0.48%              0.08%(1)            0.56%

Growth Portfolio             0.58%              0.07%(1)            0.65%

Asset Manager Portfolio      0.53%              0.09%(1)            0.62%

(1) A portion of the brokerage commissions that certain funds pay was used to reduce the fund's expenses. In addition, through arrangements with certain funds, or FMR on behalf of certain funds, custodian credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, Total Annual Operating Expenses presented in this table would have been 0.57% for Equity-Income Portfolio, 0.66% for Growth Portfolio and 0.63% for Asset Manager Portfolio.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

                     If the Contract/Certificate     If the Contract/Certificate
                     is surrendered at the end       is surrendered at the end
                     of the period shown*:           of the period shown:
--------------------------------------------------------------------------------
                     One   Three   Five   Ten        One   Three   Five   Ten
                     Year  Years   Years  Years      Year  Years   Years  Years
--------------------------------------------------------------------------------

Dreysus Stock Index   68     94     121    186        16     49      85    186
Fund
--------------------------------------------------------------------------------
Templeton Global      71    105     140    227        20     61     105    227
Income Securities
Fund
--------------------------------------------------------------------------------
Templeton Growth      74    112     151    251        22     68     117    251
Securities Fund
--------------------------------------------------------------------------------
Templeton Asset       73    109     147    241        21     65     112    241
Strategy Fund
--------------------------------------------------------------------------------
Fidelity VIP High     72    106     142    232        20     62     107    232
Income Portfolio
--------------------------------------------------------------------------------
Fidelity VIP Equity-  70    102     136    218        19     58     101    218
Income Portfolio
--------------------------------------------------------------------------------
Fidelity VIP          71    105     140    227        20     61     105    227
Growth Portfolio
--------------------------------------------------------------------------------
Fidelity VIP II       71    104     139    224        19     60     104    224
Asset Manager
Portfolio
--------------------------------------------------------------------------------


*The applicable surrender charge may be waived upon annuitization. (See "Charges Under the Contract" in the prospectus.)



L-21247-00                                                              5/00